Other Income / (Charges) - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other charges [line items]
Proceeds From Sale Of Shares	€ 12.5
Gain on disposal of portfolio insurance contract and reinsurance contract		€ 57.0
Gain on transfer of legal ownership.		€ 46.0
Gain on divestment of subsidiaries or associates			€ 78.0